Separation from Windstream Holdings Inc and Description of Transferred Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Distribution Systems
Separation from Windstream Holdings Inc and Description of Transferred Assets

1. Separation from Windstream Holdings, Inc. and Description of Transferred Assets

        On April, 24, 2015, in connection with the separation and spin-off of Communications Sales & Leasing, Inc. ("CS&L"), from Windstream Holdings, Inc. ("Windstream Holdings" and together with its subsidiaries, "Windstream"), Windstream contributed certain telecommunications network assets, including fiber and copper network and other real estate (the "Distribution Systems"), and a small competitive local exchange carrier ("CLEC") business to CS&L in exchange for cash, shares of common stock of CS&L and certain indebtedness of CS&L. Windstream Holdings distributed approximately 80.4% of the outstanding common stock of CS&L that it received to existing stockholders of Windstream Holdings in a tax-free spin-off ("Spin-Off").

        As a result of the Spin-Off, CS&L is an independent, publicly traded company, primarily engaged in leasing activities, which currently principally consists of leasing back to Windstream the Distribution Systems through a triple-net master lease agreement (the "Master Lease").

1. Separation from Windstream Holdings, Inc. and Description of Transferred Assets:

        In connection with a planned separation and spin-off, Windstream Holdings, Inc. ("Windstream") will transfer certain real property, consisting of telecommunications distribution system assets to a newly formed Maryland Corporation, Communications Sales & Leasing, Inc. ("CSL") and, thereafter, distribute no less than 80.1% of the stock of CSL on a pro rata basis to existing shareholders of Windstream. Following the spin-off, CSL will be engaged in leasing activities, principally consisting of leasing back to Windstream the telecommunications distribution system assets through a triple-net master lease agreement (the "Master Lease"). Pursuant to the Master Lease, all environmental liabilities associated with the transferred real property will be retained by Windstream. CSL plans to acquire, develop, and lease telecommunications distribution system assets operated by tenants other than Windstream. CSL also anticipates diversifying its real estate portfolio over time by acquiring properties outside of the telecommunications industry to lease to third parties.